Non-trading investments - Summary of AFS debt securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
AFS debt securities
Amortized cost	[1]	¥ 195,639	¥ 108,704
Unrealized gains			19
Unrealized losses		(2,131)	(1,693)
Fair value		193,508	107,030
Japanese government securities [Member]
AFS debt securities
Amortized cost	[1]	65,008	25,001
Unrealized gains
Unrealized losses		(248)	(187)
Fair value		64,760	24,814
Japanese agency and municipal securities [Member]
AFS debt securities
Amortized cost	[1]	120,963	81,913
Unrealized gains			19
Unrealized losses		(1,814)	(1,495)
Fair value		119,149	80,437
Bank and corporate debt securities [Member]
AFS debt securities
Amortized cost	[1]	9,668	1,790
Unrealized gains
Unrealized losses		(69)	(11)
Fair value		¥ 9,599	¥ 1,779

[1]	No allowances for credit losses have been recognized as of March 31, 2025 and September 30, 2025.